Digital assets - Schedule of changes in digital assets balance (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 3,815,440	$ 861,230
Additions	2,962,239	5,632,576
Dispositions	(64,669)	(1,906,503)
Unrealized (loss) gain	(1,244,943)	(771,863)
Balance	5,468,067	3,815,440
Bitcoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	2,287,611	356,877
Additions	2,365,239	2,827,102
Dispositions	(64,669)	(647,000)
Unrealized (loss) gain	(700,371)	(249,368)
Balance	3,887,810	2,287,611
Solana [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	1,336,507	350,039
Additions	400,000	2,052,166
Dispositions	0	(661,503)
Unrealized (loss) gain	(457,982)	(404,195)
Balance	1,278,525	1,336,507
ETH [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	54,749	0
Additions	0	132,093
Dispositions	0	(47,000)
Unrealized (loss) gain	(15,937)	(30,344)
Balance	38,812	54,749
XRP [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0	0
Additions	112,000	150,000
Dispositions	0	(150,000)
Unrealized (loss) gain	(29,647)	0
Balance	82,353	0
SUI [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	22,683	0
Additions	0	50,000
Dispositions	0	0
Unrealized (loss) gain	(8,323)	(27,317)
Balance	14,360	22,683
LINK [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	113,890	0
Additions	85,000	221,215
Dispositions	0	0
Unrealized (loss) gain	(32,683)	(107,325)
Balance	166,207	113,890
Dogecoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 0	154,314
Additions		200,000
Dispositions		(401,000)
Unrealized (loss) gain		46,686
Balance		$ 0